Consolidated Statements of Changes in Equity (Deficiency) - CAD ($)	Total	Share Capital	Reserves	Deficit	Total Shareholders' Equity (Deficiency)	Noncontrolling Interest
Balance, Shares at Dec. 31, 2018		9,531,613
Balance, Amount at Dec. 31, 2018	$ (759,738)	$ 173,819,546	$ 23,413,830	$ (197,993,114)	$ (759,738)	$ 0
Statement [Line Items]
Private Placements, Net Of Share Issue Costs, Shares		2,275,000
Private Placements, Net Of Share Issue Costs, Amount	6,117,991	$ 6,117,991	0	0	6,117,991	0
Finders Shares, Shares		117,950
Finders Shares, Amount	366,800	$ 366,800	0	0	366,800	0
Debt Settlements, Shares		10,495
Debt Settlements, Amount	43,030	$ 43,030	0	0	43,030	0
Exercise Of Stock Options, Shares		62,250
Exercise Of Stock Options, Amount	174,250	$ 328,095	(153,845)	0	174,250	0
Exercise Of Warrants, Shares		65,143
Exercise Of Warrants, Amount	250,572	$ 279,050	(28,478)	0	250,572	0
Bonus Shares, Shares		50,000
Bonus Shares, Amount	115,000	$ 115,000	0	0	$ 115,000	0
Share Compensation For Services, Shares		17,500			160,100
Share Compensation For Services, Amount	59,500	$ 59,500	0	0	$ 59,500	0
Share-based Payments	826,829	0	826,829	0	826,829	0
Gain For The Year	17,513,854	0	0	17,513,854	17,513,854	0
Flying Nickel Warrants Issuable	0
Balance, Amount at Dec. 31, 2019	$ 24,708,088	$ 181,129,012	24,058,336	(180,479,260)	24,708,088	0
Balance, Shares at Dec. 31, 2019	12,129,951	12,129,951
Statement [Line Items]
Private Placements, Net Of Share Issue Costs, Amount	$ 10,247,206	$ 10,247,206	0	0	10,247,206	0
Exercise Of Stock Options, Shares		123,375
Exercise Of Stock Options, Amount	299,812	$ 572,659	(272,847)	0	299,812	0
Exercise Of Warrants, Shares		1,402,767
Exercise Of Warrants, Amount	3,107,194	$ 3,273,822	(166,628)	0	3,107,194	0
Bonus Shares, Shares		160,100
Bonus Shares, Amount	640,400	$ 640,400	0	0	640,400	0
Share-based Payments	982,244	0	982,244	0	982,244	0
Gain For The Year	(4,626,887)	$ 0	0	(4,626,887)	(4,626,887)	0
Private Placements, Net Of Share Issue Costs, Shares		3,820,000
Finders Units, Shares		15,690
Finders Units, Amount	0	$ (24,000)	24,000	0	0	0
Broker Warrants	0	$ (226,917)	226,917	0	0	0
Shares Issued For Property Acquisition, Shares		400,000
Shares Issued For Property Acquisition, Amount	2,000,000	$ 2,000,000	0	0	2,000,000	0
Flying Nickel Warrants Issuable	0
Balance, Amount at Dec. 31, 2020	$ 37,358,057	$ 197,612,182	24,852,022	(185,106,147)	37,358,057	0
Balance, Shares at Dec. 31, 2020	18,051,883	18,051,883
Statement [Line Items]
Private Placements, Net Of Share Issue Costs, Amount	$ 7,331,633	$ 7,331,633	0	0	7,331,633	0
Exercise Of Stock Options, Shares		99,500
Exercise Of Stock Options, Amount	206,824	$ 386,506	(179,682)	0	206,824	0
Exercise Of Warrants, Shares		1,268,341
Exercise Of Warrants, Amount	3,261,997	$ 3,271,597	(9,600)	0	3,261,997	0
Share-based Payments	743,312	0	743,312	0	743,312	0
Gain For The Year	(6,829,714)	$ 0	0	(6,829,714)	(6,829,714)	0
Private Placements, Net Of Share Issue Costs, Shares		2,700,000
Shares Issued For Property Acquisition, Shares		2,005,231
Shares Issued For Property Acquisition, Amount	6,231,637	$ 6,231,637	0	0	6,231,637	0
Finders Warrants	0	(42,651)	42,651	0	0	0
Warrants Issued For Property Acquisition	886,544	0	886,544	0	886,544	0
Flying Nickel Ft Shares And Warrants, Net Of Share Issuance Cost	1,284,757	0	0	0	0	1,284,757
Flying Nickel Warrants Issuable	215,094	0	0	0	0	215,094
Balance, Amount at Dec. 31, 2021	$ 50,690,141	$ 214,790,904	$ 26,335,247	$ (191,935,861)	$ 49,190,290	$ 1,499,851
Balance, Shares at Dec. 31, 2021	24,124,955	24,124,955